Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following table summarizes stock option activity for the year ended December 31, 2024:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2024	344,306	$20.92
Forfeited or expired	(310,260)	19.87
Outstanding — December 31, 2024	34,046	30.55	6.69	$35
Exercisable — December 31, 2024	26,142	38.16	6.36	$18

Schedule of Calculation of Fair Value Assumptions

Expected option life (years)	6.0
Risk-free interest rate	3.53%
Expected volatility	104.24%
Expected dividend yield	-%
%

Schedule of Stock-based Compensation Expenses
The following table presents total stock-based compensation expense for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Research and development	$149	$243
General and administrative	362	711
Total stock-based compensation expense	$511	$954